UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            June 30, 2007
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia            08/14/07
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         126
                                             -------------------------

Form 13F Information Table Value Total:      $  450,769
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER                 TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
       --------------                  CLASS     CUSIP    (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
                                     -------     -----     ---------   --------  ---  ----  ----------  -------- ----   ------  ----
ABM Industries Inc                COM            000957100      2382        92285   SH          SOLE              92285
Alcoa Inc                         COM            013817101      8815       217499   SH          SOLE             217499
Allied Capital Inc                COM            01903Q108      6720       217052   SH          SOLE             217052
American Axle & Mfg               COM            024061103      3941       133045   SH          SOLE             133045
Amgen Inc                         COM            031162100      3698        66875   SH          SOLE              66875
Anheuser-Busch Cos Inc            COM            035229103      4612        88412   SH          SOLE              88412
Apogee Enterprises                COM            037598109      3546       127449   SH          SOLE             127449
Arkansas Best Corp                COM            040790107      2933        75270   SH          SOLE              75270
Arrow Electrs Inc                 COM            042735100      4520       117615   SH          SOLE             117615
Arvinmeritor Inc                  COM            043353101      5007       225563   SH          SOLE             225563
AT&T Inc                          COM            00206R102      7958       191770   SH          SOLE             191770
Bank of America                   COM            060505104      7165       146559   SH          SOLE             146559
Basic Energy Svcs Inc New         COM            06985P100      3710       145075   SH          SOLE             145075
BB&T Corp                         COM            054937107      1584        38927   SH          SOLE              38927
Bear Stearns                      COM            073902108      7107        50762   SH          SOLE              50762
BP PLC                       SPONSORED ADR       055622104       232         3218   SH          SOLE               3218
Briggs & Stratton Corp            COM            109043109      4784       151593   SH          SOLE             151593
Brush Engineered Materials        COM            117421107      1980        47143   SH          SOLE              47143
Building Matls Hldg Corp          COM            120113105      1635       115230   SH          SOLE             115230
Cascade Corp                      COM            147195101      2261        28830   SH          SOLE              28830
Chaparral Stl Co Del              COM            159423102      3304        45965   SH          SOLE              45965
Chart Inds Inc               COM PAR $0.01       16115Q308      4587       161291   SH          SOLE             161291
Chevron Corp New                  COM            166764100       274         3253   SH          SOLE               3253
Cigna Corp                        COM            125509109      9712       185992   SH          SOLE             185992
Cisco Sys Inc                     COM            17275R102       342        12277   SH          SOLE              12277
Citigroup Inc                     COM            172967101       459         8956   SH          SOLE               8956
Comerica Inc                      COM            200340107      5329        89606   SH          SOLE              89606
Conexant Systems Inc              COM            207142100        30        22025   SH          SOLE              22025
ConocoPhillips                    COM            20825C104       339         4320   SH          SOLE               4320
Convergys Corp                    COM            212485106      5541       228607   SH          SOLE             228607
Countrywide Financial Corp        COM            222372104      5290       145539   SH          SOLE             145539
Crane Co                          COM            224399105      3271        71964   SH          SOLE              71964
CTS Corp                          COM            126501105      3439       271605   SH          SOLE             271605
Curtiss Wright                    COM            231561101      2045        43865   SH          SOLE              43865
Diebold Inc                       COM            253651103      6157       117959   SH          SOLE             117959
Donnelley & Sons Co               COM            257867101      8850       203407   SH          SOLE             203407
Duke Energy Corp                  COM            26441C105       221        12100   SH          SOLE              12100
Eaton Corp                        COM            278058102      9052        97336   SH          SOLE              97336
Enpro Inds Inc                    COM            29355X107      3137        73300   SH          SOLE              73300
Esterline Technologies Corp       COM            297425100      3331        68950   SH          SOLE              68950
Everest RE Group LTD              COM            G3223R108      7572        69694   SH          SOLE              69694
Exxon Mobile Corp                 COM            30231g102      1160        13830   SH          SOLE              13830
Federal Natl MTG Assn             COM            313586109      2602        39825   SH          SOLE              39825
FirstEnergy Corp                  COM            337932107      8125       125525   SH          SOLE             125525
FirstMerit Corp                   COM            337915102      2913       139187   SH          SOLE             139187
F M C Corp                      COM NEW          302491303      6090        68130   SH          SOLE              68130
Freds Inc                         COM            356108100      1927       143988   SH          SOLE             143988
Friedman Billings                 COM            358434108      1814       332283   SH          SOLE             332283
G B & T Bancshares Inc            COM            361462104       194        11615   SH          SOLE              11615
Gannett Inc                       COM            364730101      4862        88488   SH          SOLE              88488
Gateway Inc                       COM            367626108        27        16950   SH          SOLE              16950
General Electric Co               COM            369604103      4200       109722   SH          SOLE             109722
Goodrich Corp                     COM            382388106      9207       154589   SH          SOLE             154589
Gruma S A De CV              SPON ADR CL B       400131306      2452       184800   SH          SOLE             184800
HCC Ins Hldgs Inc                 COM            404132102      4956       148342   SH          SOLE             148342
Helen of Troy Ltd                 COM            G4388N106      3626       134310   SH          SOLE             134310
Helmerich & Payne Inc             COM            423452101      4781       134985   SH          SOLE             134985
Home Depot                        COM            437076102      2695        68499   SH          SOLE              68499
International Business Machs      COM            459200101       249         2370   SH          SOLE               2370
Intel Corp                        COM            458140100      4454       187609   SH          SOLE             187609
Intl Paper Co                     COM            460146103      4371       111925   SH          SOLE             111925
ISHARES TR                   MSCI EAFE IDX       464287465       441         5460   SH          SOLE               5460
ISHARES INC                   MSCI EMU IDX       464286608       845         7160   SH          SOLE               7160
ISHARES INC                    MSCI JAPAN        464286848       547        37681   SH          SOLE              37681
ISHARES INC                  MSCI PAC J IDX      464286665       369         2520   SH          SOLE               2520
ISHARES TR                   RSSL MCRCP IDX      464288869       329         5437   SH          SOLE               5437
ISHARES TR                     S&P500 GRW        464287309      1233        17951   SH          SOLE              17951
ISHARES TR                   S&P 500 VALUE       464287408      1684        20610   SH          SOLE              20610
ISHARES TR                   S&P MC 400 GRW      464287606       884         9807   SH          SOLE               9807
ISHARES TR                   S&P MIDCP VALU      464287705      1119        12924   SH          SOLE              12924
ISHARES TR                  S&P SMLCP VALU       464287879       664         8362   SH          SOLE               8362
ISHARES TR                   S&P SMLCP GROW      464287887       432         3052   SH          SOLE               3052
Johnson & Johnson                 COM            478160104       324         5263   SH          SOLE               5263
Johnson Controls Inc              COM            478366107     11019        95177   SH          SOLE              95177
Joy Global Inc                    COM            481165108      3097        53100   SH          SOLE              53100
Kemet Corp                        COM            488360108      2902       411680   SH          SOLE             411680
Lauder Estee Cos Inc              CL A           518439104      3467        76177   SH          SOLE              76177
Lincare Hldgs Inc                 COM            532791100      4252       106710   SH          SOLE             106710
LSI Logic Corp                    COM            502161102      5921       788458   SH          SOLE             788458
Marathon Oil Corp                 COM            565849106      8593       143309   SH          SOLE             143309
MCG Capital Corp                  COM            58047P107      2343       146250   SH          SOLE             146250
Mettler Toledo International      COM            592688105      1488        15575   SH          SOLE              15575
Microsoft Corp                    COM            594918104       496        16815   SH          SOLE              16815
National Oilwell Varco Inc        COM            637071101      8151        78199   SH          SOLE              78199
Nissan Motors                SPONSORED ADR       654744408      3827       178478   SH          SOLE             178478
Norfolk Southern Corp             COM            655844108      3459        65800   SH          SOLE              65800
Olin Corp                         COM            680665205      4998       237990   SH          SOLE             237990
Orbotech Ltd                      ADR            M75253100      3877       173717   SH          SOLE             173717
Partnerre Ltd                     COM            G6852T105      2304        29735   SH          SOLE              29735
Pepsico Inc                       COM            713448108       273         4212   SH          SOLE               4212
Perrigo Co                        COM            714290103      1611        82300   SH          SOLE              82300
Pfizer Inc                        COM            717081103      7239       283107   SH          SOLE             283107
Plantronics Inc                   COM            727493108      2882       109935   SH          SOLE             109935
PMI Group Inc                     COM            69344M101      2231        49950   SH          SOLE              49950
PPG Industries                    COM            693506107      8599       112977   SH          SOLE             112977
Radyne Corp                       COM            750611402       126        11800   SH          SOLE              11800
Regions Financial Corp New        COM            7591EP100       832        25137   SH          SOLE              25137
Regis Corp                        COM            758932107      2944        76968   SH          SOLE              76968
Reinsurance Group Amer Inc        COM            759351109      4055        67315   SH          SOLE              67315
Ruby Tuesday Inc                  COM            781182100      1652        62745   SH          SOLE              62745
Rydex ETF Trust              S&P 500 EQ TRD      78355W106       852        16646   SH          SOLE              16646
Sanderson Farms Inc               COM            800013104      2191        48675   SH          SOLE              48675
Schlumberger Ltd                  COM            806857108       208         2448   SH          SOLE               2448
Scotts Miracle Gro Co             CL A           810186106      1863        43375   SH          SOLE              43375
Seabright Insurance Hldgs IN      COM            811656107      1964       112350   SH          SOLE             112350
Standex International Corp        COM            854231107      3140       110419   SH          SOLE             110419
Streettracks Ser Tr Wilshire R    COM            86330E604      1363        16800   SH          SOLE              16800
Suntrust Banks Inc                COM            867914103       252         2940   SH          SOLE               2940
Syniverse Hldgs Inc               COM            87163F106      1090        84750   SH          SOLE              84750
Technitrol Inc                    COM            878555101      4804       167545   SH          SOLE             167545
Telefonos de Mexico S A B    SPON ADR ORD L      879403780     11335       299159   SH          SOLE             299159
Travelers Companies Inc           COM            89417E109      8143       152203   SH          SOLE             152203
Triquint Semiconductor Inc        COM            89674K103        53        10440   SH          SOLE              10440
Unitedhealth Group Inc            COM            91324P102      7374       144184   SH          SOLE             144184
US Bancorp                        COM            902973304      7474       226841   SH          SOLE             226841
Vanguard Intl Equity Index F  EMR MKT ETF        922042858      1273        13946   SH          SOLE              13946
Vanguard Index FDS            MID CAP ETF        922908629       435         5405   SH          SOLE               5405
Verso Technologies Inc          COM NEW          925317208        23        28000   SH          SOLE              28000
VF Corp                           COM            918204108      9139        99792   SH          SOLE              99792
Wachovia Corp 2nd New             COM            929903102     12825       250241   SH          SOLE             250241
Washington Federal Inc            COM            938824109      3579       147215   SH          SOLE             147215
Washington Mutual Inc             COM            939322103      5338       125178   SH          SOLE             125178
Webster Financial Corp            COM            947890109      1991        46660   SH          SOLE              46660
Western Digital Corp              COM            958102105      4963       256500   SH          SOLE             256500
WABTEC Corp                       COM            929740108      3141        85990   SH          SOLE              85990
Wyeth                             COM            983024100      6866       119743   SH          SOLE             119743

REPORT SUMMARY       126 DATA RECORDS              $450,769        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
